Third-Party Funds	12 Months Ended
Dec. 31, 2025
Third-Party Funds [Abstract]
Third-party funds

13. Third-party funds

	December 31, 2025	December 31, 2024
User balance - CDBs (1)	27,838,964	19,094,153
User balance - Payment accounts (2)	856,573	889,296
Other obligations under financial Instruments(3)	752,571	-
Balance of commercial establishments – corporates (4)	526,607	220,525
Deposits – corporate customers	115	-
Bank slips to be processed (5)	-	14
Total	29,974,830	20,203,988

(1)	PicPay Bank offers CDBs to its users. These instruments are indexed to the CDI and may be either redeemable at any time or subject to fixed maturity dates. As of December 31, 2025, the average yield rate on these CDBs was approximately 96% of the CDI.

(2)	Refers to the balance of the payment accounts held by users backed by financial investments (as disclosed in note 30.2 a) and amounts referring to withdrawals pending processing at the recipient’s bank.

(3)	Refers to non-convertible subordinated Financial Letters, namely: a fixed-rate senior Financial Letter (R$ 244,114) and a CDI-indexed subordinated Financial Letter (R$ 508,457), maturing on December 22, 2027 and December 28, 2039, respectively.

(4)	Refers to balances payable to commercial establishments related to the processing of sales via the PicPay payment arrangement.

(5)	Bank slips paid with the PicPay application outside the bank clearing period.